Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000015930 | Hawaii State, Housing Finance & Development8995900
Holdings [Line Items]
Percent of Total Investments	2.60%
C000015930 | Hawaii State, Housing Finance & Development8995893
Holdings [Line Items]
Percent of Total Investments	2.40%
C000015930 | Hawaii State, Housing Finance & Development8995898
Holdings [Line Items]
Percent of Total Investments	1.80%
C000015930 | Hawaii State, Harbor System Revenue8995862
Holdings [Line Items]
Percent of Total Investments	1.70%
C000015930 | Hawaii State, Airports System Authority8996109
Holdings [Line Items]
Percent of Total Investments	1.60%
C000015930 | Honolulu Hawaii City & County, Wastewater System Revenue8996021
Holdings [Line Items]
Percent of Total Investments	1.60%
C000015930 | Hawaii State, Housing Finance & Development8996216
Holdings [Line Items]
Percent of Total Investments	1.50%
C000015930 | University of Hawaii8996213
Holdings [Line Items]
Percent of Total Investments	1.50%
C000015930 | Hawaii State8996105
Holdings [Line Items]
Percent of Total Investments	1.30%
C000015930 | Hawaii State, Airports System Authority8996135
Holdings [Line Items]
Percent of Total Investments	1.30%
C000015931 | Hawaii State, Housing Finance & Development8995900
Holdings [Line Items]
Percent of Total Investments	2.60%
C000015931 | Hawaii State, Housing Finance & Development8995893
Holdings [Line Items]
Percent of Total Investments	2.40%
C000015931 | Hawaii State, Housing Finance & Development8995898
Holdings [Line Items]
Percent of Total Investments	1.80%
C000015931 | Hawaii State, Harbor System Revenue8995862
Holdings [Line Items]
Percent of Total Investments	1.70%
C000015931 | Hawaii State, Airports System Authority8996109
Holdings [Line Items]
Percent of Total Investments	1.60%
C000015931 | Honolulu Hawaii City & County, Wastewater System Revenue8996021
Holdings [Line Items]
Percent of Total Investments	1.60%
C000015931 | Hawaii State, Housing Finance & Development8996216
Holdings [Line Items]
Percent of Total Investments	1.50%
C000015931 | University of Hawaii8996213
Holdings [Line Items]
Percent of Total Investments	1.50%
C000015931 | Hawaii State8996105
Holdings [Line Items]
Percent of Total Investments	1.30%
C000015931 | Hawaii State, Airports System Authority8996135
Holdings [Line Items]
Percent of Total Investments	1.30%